Bank credit lines and loan facilities - Schedule of Contractual Maturities of Debt (Details) - USD ($) $ in Thousands	Sep. 30, 2023	Dec. 31, 2022
Debt Disclosure [Abstract]
2023 (remaining)	$ 88,788
2024	55,150
2025	55,150
2026	555,150
2027 and thereafter	3,321,975
Total debt	$ 4,076,213	$ 4,701,213